SHAREHOLDERS' EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 05, 2014	Feb. 06, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity, Reverse Stock Split				All Ordinary shares, options, per share data and exercise price included in these financial statements for all periods presented have been retroactively adjusted to reflect the issuance on January 26, 2014 of 6.55-to-one bonus shares (equivalent to a 7.55-for-1 stock split).
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Shares		782,537
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Value		$ 4,368			$ 4,368
Shares Issued, Price Per Share					$ 0.95	$ 0.95
IPO [Member]
Stock Issued During Period, Shares, New Issues	3,200,000
Payments of Stock Issuance Costs	$ 31,405
Shares Issued, Price Per Share	$ 11.00				$ 11
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				8 years 6 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				7 years 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 1,585
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				1,575
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 3,495
Purchase Agreement [Member]
Share Purchase Agreement, Shares to be issued			2,130,159
Share Purchase Agreement, Value to be issued			$ 2,024
Series A Preferred Stock [Member]
Conversion of Stock, Shares Converted						566,357
Series A Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Conversion Basis				Prior to the closing of the share purchase agreement above and as a condition to it,the Company affected an equity restructuring, under which, all of the CompanysPreferred shares (566,357 Preferred A shares) were converted into Ordinary sharesat a 1:1
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost						$ 183
Dividends, Preferred Stock						$ 26